Share-based compensation - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2014	Apr. 30, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest			7,220	170,545	1,440,923	1,008,645
Common shares issued	10,000,000
Total fair value, share options vested			$ 6,963,000	$ 6,963,000
Unrecognized share-based compensation costs				$ 167,000
Weighted-average vesting period expected to be recognized				4 years 7 months 20 days
Leading Advice Holdings Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued		14,195,412
2010 share incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period, description			Stock options granted to employees and officers vest over a four-year schedule as stated below: (1) One-fourth of the options shall be vested upon the first anniversary of the grant date; (2) The remaining three quarters of the options shall be vested on monthly basis over the next thirty-six months. (1/48 of options shall be vested per month subsequently)
Number of shares available for grant			8,137,963
2010 share incentive plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period			32 months
2010 share incentive plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate			20.00%
2010 share incentive plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant							26,822,828
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted			8,664,980	8,664,980
2013 Plan [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest			5,098,345
Stock option vesting period			4 years
Stock option vesting period, description			one-fourth of the restricted shares shall be vested upon the first, second, third, and fourth anniversary of the grant date, respectively.
2013 Plan [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest			1,102,430
Stock option vesting period			5 years
Stock option vesting period, description			one-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant date, respectively.
2013 Plan [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest			854,405
Stock option vesting period			44 months
Stock option vesting period, description			one-fourth of the restricted shares shall be vested upon the eighth month, and three-fourth of the restricted shares shall be vested during the remaining thirty-six months.
2013 Plan [Member] | Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest			689,700
Stock option vesting period			4 years
Stock option vesting period, description			one-fourth, and one-fourth of the restricted shares shall be vested upon the second, third and fourth anniversary of the grant date, respectively.
2013 Plan [Member] | Tranche Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest			640,100
Stock option vesting period			4 years
Stock option vesting period, description			half of the restricted shares shall be vested upon the first and second anniversary of the grant date, respectively.
2013 Plan [Member] | Tranche Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest			160,000
Stock option vesting period			1 year
Stock option vesting period, description			one-year schedule in which all of the restricted shares shall be vested upon the first anniversary of the grant date.
2013 Plan [Member] | Tranche Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest			120,000
2013 Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant			9,073,732
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense relating to the restricted shares			$ 4,066,000
2014 Plan [Member] | Senior Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense relating to the restricted shares			$ 12,347,000	$ 421,000
Restricted shares issued to non-employees			60,000	20,000
2014 Plan [Member] | Tranche One [Member] | Certain Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest			9,040,500
Stock option vesting period			5 years
Stock option vesting period, description			one-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant date, respectively.
2014 Plan [Member] | Tranche Two [Member] | Certain Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest			5,400,000
Stock option vesting period			4 years
Stock option vesting period, description			one-fourth of the restricted shares shall be vested upon the first, second, third and fourth anniversary of the grant date, respectively.
2014 Plan [Member] | Tranche Three [Member] | Certain Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest			9,000
Stock option vesting period			2 years
Stock option vesting period, description			half of the restricted shares shall be vested upon the first and second anniversary of the grant date, respectively.
2014 Plan [Member] | Tranche Four [Member] | Certain Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest			86,500
2014 Plan [Member] | Restricted shares [Member] | Certain Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense relating to the restricted shares			$ 14,536,000